Trade Accounts and Notes Receivable - Summary of lease investment and net lease investment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Present value of minimum lease payment	₩ 43,946	₩ 103,360
Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease payments	46,398	107,498
Unrealized interest income	(2,452)	(4,138)
Present value of minimum lease payment	43,946	103,360
Less than 1 year [member] | Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment	237	57,820
1 year - 3 years [member] | Trade accounts and notes receivables, net [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross amount of lease payment	₩ 46,161	₩ 49,678